Financial instruments - Fair value of the convertible senior secured notes (Details) - Convertible Senior Secured Notes - Financial liabilities at fair value through profit and loss category - Level 3	Jun. 30, 2023	Dec. 31, 2022
Risk-free rate
Financial instruments
Significant unobservable input liabilities	0.044	0.041
Dividend yield
Financial instruments
Significant unobservable input liabilities	0	0
Volatility
Financial instruments
Significant unobservable input liabilities	80.0	65.0
Credit spread
Financial instruments
Significant unobservable input liabilities	27.50	26.38